Segment Reporting - Schedule of Segment Reporting Financial Information (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 16,066,022	$ 9,273,420	$ 32,514,358	$ 25,099,382	$ 53,290,401	$ 29,091,024
Total income from operations					(3,463,303)	463,648
Corporate and unallocated expenses	3,043,595	(712,127)	2,185,937	(1,490,206)	(7,084,734)	(3,108,094)
Net loss	2,912,333	(1,212,917)	1,449,762	(3,992,426)	(10,548,037)	(2,644,446)
Depreciation and amortization, total	200,200	161,923	426,732	753,154	1,213,581	611,937
Capital expenditures, total	563,350	74,706	592,375	89,691	444,047	1,104,746
Company-Owned Restaurants [Member]
Revenue	15,774,169	9,112,500	32,040,829	24,756,786	52,514,801	28,234,826
Total income from operations					(2,875,688)	201,110
Depreciation and amortization, total	203,924	155,484	423,999	740,276	1,192,768	606,426
Capital expenditures, total	563,350	74,706	592,375	89,691	444,047	1,095,746
Franchise Operations [Member]
Revenue	291,853	160,920	473,529	342,596	775,600	856,198
Total income from operations					(587,615)	262,538
Depreciation and amortization, total
Capital expenditures, total
Corporate [Member]
Revenue
Total income from operations
Depreciation and amortization, total	(3,724)	6,439	2,733	12,878	20,813	5,511
Capital expenditures, total						$ 9,000